UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-07347

                            Scudder Advisor Funds II
                            ------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder EAFE Equity Index Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------

                                                                        Shares                                  Value ($)
                                                                   ------------------------------------------------------
Common Stocks 86.2%
Australia 4.4%
Alumina Ltd.                                                                 32,621                              132,795
Amcor Ltd.                                                                   24,580                              127,837
AMP Ltd.                                                                     55,600                              250,906
Ansell Ltd.                                                                   2,546                               16,303
Aristocrat Leisure Ltd.                                                       9,700                               54,453
Australia & New Zealand Banking Group Ltd.                                   49,437                              681,100
Australian Gas & Light Co., Ltd.                                             13,411                              129,685
Australian Stock Exchange Ltd.                                                1,531                               18,076
AXA Asia Pacific Holdings Ltd.                                               14,672                               42,192
BHP Billition Ltd.                                                          103,993                            1,081,701
BlueScope Steel Ltd.                                                         21,560                              135,868
Boral Ltd.                                                                   13,615                               67,949
Brambles Industries Ltd.                                                     28,346                              145,370
CFS Gandel Retail Trust                                                      44,066                               49,475
Coca-Cola Amatil Ltd.                                                        12,287                               62,479
Cochlear Ltd.                                                                 1,114                               19,245
Coles Myer Ltd.                                                              31,688                              214,612
Commonwealth Bank of Australia                                               34,968                              764,685
Commonwealth Property Office Fund                                            22,142                               19,727
Computershare Ltd.                                                           10,718                               31,598
CSL Ltd.                                                                      5,982                              123,059
CSR Ltd.                                                                     25,654                               45,527
Deutsche Office Trust                                                        19,869                               16,839
Foster's Group Ltd.                                                          58,031                              198,824
Futuris Corp., Ltd.                                                          10,536                               14,500
General Property Trust                                                       55,720                              148,931
Harvey Norman Holdings Ltd.                                                   9,201                               19,661
Iluka Resources Ltd.                                                          2,479                                8,727
ING Industrial Fund                                                           9,653                               13,705
Insurance Australia Group Ltd.                                               48,929                              184,297
Investa Property Group                                                       30,734                               44,524
James Hardie Industries NV                                                   10,043                               41,902
John Fairfax Holdings Ltd.                                                   18,994                               51,043
Leighton Holdings                                                             4,873                               33,815
Lend Lease Corp., Ltd.                                                       10,876                               89,967
Lion Nathan Ltd.                                                              5,624                               30,064
Macquarie Bank Ltd.                                                           5,968                              157,009
Macquarie Goodman Industrial Trust                                           31,841                               41,515
Macquarie Infrastructure Group                                               55,704                              150,906
Mayne Group Ltd.                                                             22,896                               65,510
Mirvac Group                                                                 19,317                               60,866
National Australia Bank Ltd.                                                 41,877                              818,401
Newcrest Mining Ltd.                                                          9,231                              101,568
Onesteel Ltd.                                                                 8,598                               18,933
Orica Ltd.                                                                    7,714                               96,666
Origin Energy Ltd.                                                           16,447                               72,314
Pacific Brands Ltd.                                                           8,016                               16,780
Paperlinx Ltd.                                                                8,341                               32,203
Patrick Corp., Ltd.                                                          10,128                               41,450
Perpetual Trustees Australia Ltd.                                               713                               25,880
Prime Retail Group                                                           13,343                               44,266
Publishing & Broadcasting Ltd.                                                2,483                               24,640
QBE Insurance Group Ltd.                                                     19,976                              189,552
Rinker Group Ltd.                                                            27,806                              173,819
Rio Tinto Ltd.                                                                8,944                              245,992
Santos Ltd.                                                                  15,472                               82,373
Sonic Healthcare Ltd.                                                         4,459                               32,137
Southcorp Ltd.*                                                              16,569                               40,446
Stockland                                                                    35,784                              147,486
Stockland Trust Group                                                         1,268                                5,125
Suncorp Metway Ltd.                                                          15,107                              167,424
TABCORP Holding Ltd.                                                         14,126                              156,043
Telstra Corp., Ltd.                                                          59,801                              201,423
The News Corp., Ltd.                                                         38,482                              318,047
Toll Holdings Ltd.                                                            4,028                               33,758
Transurban Group                                                             10,195                               40,099
Wesfarmers Ltd.                                                              10,560                              244,772
Westfield Group                                                              40,602                              447,327
Westpac Banking Corp., Ltd.                                                  49,724                              638,592
WMC Resources Ltd.                                                           33,087                              128,461
Woodside Petroleum Ltd.                                                      13,110                              185,177
Woolworths Ltd.                                                              29,330                              289,359
                                                                                                             -----------
(Cost $7,024,380)                                                                                             10,647,760

Austria 0.3%
Bank Austria Creditanstalt                                                      990                               70,209
Boehler-Uddeholm AG                                                             260                               24,006
Erste Bank der Oesterreichischen Sparkassen AG                                3,440                              143,128
Flughafen Wien AG                                                               250                               15,214
Immofinanz Immobilien Anlagen AG*                                             5,677                               47,100
Mayr Melnhof Karton AG                                                          150                               21,052
Oesterreichische Elektrizititaetswirtschafts AG "A"                             110                               19,180
OMV AG                                                                          400                               92,156
RHI AG*                                                                         250                                5,527
Telekom Austria AG                                                            8,527                              119,461
VA Technologie AG*                                                              260                               15,339
Voest-Alpine Stahl AG                                                           320                               18,139
Wienerberger AG                                                               1,420                               53,262
                                                                                                             -----------
(Cost $366,706)                                                                                                  643,773

Belgium 1.1%
Agfa Gevaert NV                                                               2,975                               86,277
Barco NV                                                                        214                               18,393
Bekaert NV                                                                      369                               23,029
Belgacom SA*                                                                  4,600                              164,769
Cofinimmo                                                                       119                               16,923
Colruyt NV                                                                      399                               55,998
Compagnie Maritime Belge SA                                                     166                               28,782
Delhaize Group                                                                1,934                              122,864
Dexia                                                                        17,786                              332,237
Electrabel SA                                                                   753                              270,561
Fortis                                                                       32,057                              762,851
Groupe Bruxelles Lambert SA                                                   1,839                              128,249
Interbrew                                                                     4,075                              135,841
KBC Bankverzekeringsholding                                                   2,915                              189,711
Mobistar SA*                                                                    744                               53,133
Omega Pharma SA                                                                 424                               20,727
SA D'Ieteren NV                                                                  90                               16,655
Solvay SA                                                                     1,743                              161,278
UCB SA                                                                        2,390                              127,254
Umicore                                                                         632                               46,115
                                                                                                             -----------
(Cost $2,000,222)                                                                                              2,761,647

Denmark 0.7%
A P Moller - Maersk A/S "B"                                                      30                              229,822
Bang & Olufsen AS "B"                                                           261                               15,203
Carlsberg AS "B"                                                                750                               35,049
Coloplast AS "B"                                                                406                               39,234
Danisco AS                                                                    1,398                               73,731
Danske Bank AS                                                               12,707                              334,026
De Sammensluttede Vognmaend AS                                                  462                               24,405
FLS Industries AS "B"*                                                          744                                9,189
GN Store Nord AS                                                              5,156                               52,063
H. Lundbeck AS                                                                2,105                               38,119
ISS AS                                                                        1,269                               67,245
Kobenhavns Lufthavne AS                                                         143                               21,790
NKT Holding AS                                                                  557                               12,736
Novo Nordisk AS "B"                                                           7,007                              383,586
Novozymes AS "B"                                                              1,619                               72,957
Ostasiatiske Kompagni                                                           461                               20,313
TDC A/S                                                                       5,008                              177,197
Topdanmark AS*                                                                  740                               47,550
Vestas Wind Systems AS *                                                      4,479                               64,850
William Demant Holding AS*                                                      765                               33,771
                                                                                                             -----------
(Cost $962,047)                                                                                                1,752,836

Finland 1.2%
Amer Group Ltd.                                                                 700                               33,037
Elisa Communications Oyj*                                                     3,200                               42,327
Fortum Oyj                                                                    9,500                              132,739
Kesko Oyj                                                                     1,900                               41,580
Kone Corp. "B"                                                                1,000                               60,237
Metso Oyj                                                                     2,800                               35,924
Nokia Oyj                                                                   128,000                            1,761,454
Nokian Renkaat Oyj                                                              200                               21,735
Orion-yhtyma Oy "B"                                                           1,400                               19,127
Outokumpu Oyj                                                                 2,400                               41,135
Pohjola Group PLC                                                             1,500                               15,463
Rautaruukki Oyj                                                                 200                                1,950
Sampo Oyj "A"                                                                 7,700                               85,114
Stora Enso Oyj "R"                                                           17,900                              241,882
TietoEnator Oyj                                                               2,400                               69,512
UPM-Kymmene Oyj                                                              14,500                              276,078
Uponor Oyj                                                                      900                               31,824
Wartsila Oyj                                                                  1,200                               28,317
                                                                                                             -----------
(Cost $2,860,822)                                                                                              2,939,435

France 7.8%
Accor SA                                                                      5,183                              202,002
Air France                                                                    2,837                               44,679
Alcatel SA*                                                                  35,092                              410,128
Alstom *                                                                     97,587                               58,177
Atos Origin SA*                                                                 958                               52,888
Autoroutes du Sud de la France                                                1,962                               89,674
Axa                                                                          38,441                              777,745
BNP Paribas SA                                                               22,036                            1,423,173
Bouygues SA                                                                   5,196                              194,894
Business Objects SA*                                                          1,527                               35,276
Cap Gemini SA*                                                                3,584                               84,264
Carrefour SA                                                                 15,686                              737,784
Casino Guichard-Perrachon SA                                                    913                               69,624
CNP Assurances                                                                  777                               50,471
Compagnie de Saint-Gobain                                                     8,657                              444,380
Compagnie Generale des Etablissements Michelin                                4,169                              211,880
Credit Agricole SA                                                           18,234                              497,320
Dassault Systemes SA                                                          1,177                               54,994
Essilor International SA                                                      2,438                              156,699
France Telecom SA                                                            30,546                              761,039
Gecina SA                                                                       688                               58,106
Groupe Danone                                                                 6,750                              530,676
Hermes International                                                            203                               38,500
Imerys SA                                                                     1,152                               76,618
Klepierre                                                                       490                               35,419
L' Air Liquide SA                                                             3,009                              472,006
L'Oreal SA                                                                    8,330                              545,744
Lafarge SA                                                                    4,845                              423,932
Lagardere S.C.A.                                                              3,303                              204,870
LVMH Moet- Hennessy Louis Vuitton SA                                          6,707                              447,743
Pernod Ricard                                                                 1,326                              176,053
Pinault-Printemps-Redoute SA                                                  1,950                              179,099
PSA Peugeot Citroen                                                           4,894                              301,486
Publicis Groupe                                                               2,549                               72,973
Renault SA                                                                    4,964                              405,984
Sagem SA                                                                        504                               48,231
Sanofi-Aventis                                                               25,162                            1,825,070
Schneider Electric SA                                                         5,995                              387,553
Societe BIC SA                                                                1,073                               49,442
Societe Generale                                                              8,988                              795,371
Societe Television Francaise 1                                                3,076                               87,258
Sodexho Alliance SA                                                           2,348                               62,115
Suez SA                                                                      22,608                              484,646
Technip SA                                                                      420                               67,813
Thales SA                                                                     1,826                               60,779
Thomson SA                                                                    6,108                              127,902
Total SA                                                                     16,126                            3,284,673
Total SA*                                                                       972                                   12
Unibail                                                                       1,083                              130,406
Valeo SA                                                                      1,746                               63,928
Veolia Environnement                                                          7,475                              215,109
Vinci SA                                                                      1,884                              216,794
Vivendi Universal SA*                                                        28,075                              719,351
Zodiac SA                                                                       882                               32,557
                                                                                                             -----------
(Cost $15,060,085)                                                                                            18,985,310

Germany 5.6%
Adidas-Salomon AG                                                             1,215                              169,539
Allianz AG (Registered)                                                       8,386                              844,586
Altana AG                                                                     1,800                              104,738
BASF AG                                                                      14,757                              869,673
Bayer AG                                                                     17,997                              492,197
Bayerische Hypo-und Vereinsbank AG                                           13,613                              261,388
Bayerische Hypo-und Vereinsbank AG                                            3,122                               60,024
Beiersdorf AG                                                                   650                               61,670
Celesio AG                                                                      766                               52,230
Commerzbank AG*                                                              12,945                              240,683
Continental AG                                                                3,792                              206,142
DaimlerChrysler AG                                                           23,762                              979,812
Deutsche Bank AG (Registered)(c)                                             14,356                            1,031,831
Deutsche Boerse AG (c)                                                        2,800                              141,608
Deutsche Lufthansa AG                                                         5,550                               64,588
Deutsche Post AG                                                             12,951                              251,411
Deutsche Telekom AG (Registered)*                                            69,647                            1,292,333
Douglas Holdings  AG                                                            650                               19,214
E.ON AG                                                                      17,219                            1,270,328
Epcos AG*                                                                     1,350                               20,456
Fresenius Medical Care AG                                                       900                               68,924
HeidelbergCement AG                                                           1,474                               68,560
HeidelbergeCement AG*                                                           104                                    0
Hypo Real Estate Holdings AG*                                                 3,574                              122,514
Infineon Technologies AG*                                                    18,993                              193,904
KarstadtQuelle AG                                                             1,100                               17,146
Linde AG                                                                      2,166                              124,824
MAN AG                                                                        2,650                               90,609
Merck KGaA                                                                    1,340                               76,623
Metro AG                                                                      4,192                              187,068
MLP AG                                                                        1,150                               18,482
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)                    4,960                              477,794
Puma AG                                                                         400                              107,170
RWE AG                                                                       10,777                              515,056
SAP AG                                                                        5,741                              892,003
Schering AG                                                                   4,904                              309,716
Siemens AG                                                                   21,953                            1,614,398
Suedzucker AG                                                                 1,150                               21,710
ThyssenKrupp AG                                                               8,500                              165,639
TUI AG                                                                        3,161                               59,243
Volkswagen AG                                                                 6,399                              246,295
                                                                                                             -----------
(Cost $12,080,212)                                                                                            13,812,129

Greece 0.4%
Alpha Bank AE                                                                 6,274                              159,742
Coca-Cola Hellenic Bottling Co. SA                                            2,520                               54,209
Cosmote Mobile Telelcommunications SA                                         2,220                               36,561
EFG Eurobank Ergasias                                                         4,940                              114,120
Emporiki Bank of Greece                                                       1,550                               34,151
Germanos SA                                                                     630                               14,788
Greek Organization of Football Prognostics                                    4,851                               93,146
Hellenic Petroleum SA                                                         2,970                               24,419
Hellenic Technodomiki SA                                                      2,280                                8,892
Hellenic Telecommunications Organization SA                                   8,800                              118,477
Intracom SA                                                                   2,190                                8,133
National Bank Of Greece SA                                                    7,321                              177,853
Piraeus Bank SA                                                               2,850                               32,707
Public Power Corp.                                                            3,486                               86,159
Titan Cement Co.                                                              1,620                               40,603
Viohalco, Hellenic Copper and Aluminum Industy SA                             3,290                               23,863
                                                                                                             -----------
(Cost $881,643)                                                                                                1,027,823

Hong Kong 1.5%
ASM Pacific Technology Ltd.                                                   5,000                               16,318
Bank of East Asia Ltd.                                                       37,971                              106,394
BOC Hong Kong (Holdings) Ltd.                                               103,000                              188,220
Cathay Pacific Airways Ltd.                                                  25,000                               42,639
Cheung Kong (Holdings) Ltd.                                                  42,000                              360,860
Cheung Kong Infrastrucure Holidings                                          10,000                               25,840
CLP Holdings Ltd.                                                            49,600                              283,681
Esprit Holdings Ltd.                                                         20,815                              106,503
Giordano International Ltd.                                                  26,000                               14,337
Hang Lung Properties Ltd.                                                    26,000                               38,343
Hang Seng Bank Ltd.                                                          21,100                              280,051
Henderson Land Development Co., Ltd.                                         21,000                              100,448
Hong Kong & China Gas Co., Ltd.                                             100,887                              189,534
Hong Kong Electric Holdings Ltd.                                             38,000                              168,606
Hong Kong Exchange & Clearing Ltd.                                           30,000                               68,094
Hopewell Holdings Ltd.                                                       14,000                               29,174
Hutchison Whampoa Ltd.                                                       59,100                              462,308
Hysan Development Co.                                                        13,590                               24,050
Johnson Electric Holdings Ltd.                                               36,000                               35,317
Kerry Properties Ltd.                                                        11,000                               20,736
Kingboard Chemical Holdings Ltd.                                              8,900                               18,318
Li & Fung Ltd.                                                               45,000                               64,343
MTR Corp., Ltd.                                                              29,301                               44,150
New World Development Co., Ltd.                                              50,549                               47,645
Orient Overseas International Ltd.                                            4,000                               16,055
PCCW Ltd.*                                                                   92,443                               61,051
SCMP Group Ltd.                                                              27,200                               11,685
Shangri-La Asia Ltd.                                                         26,226                               28,082
Sino Land Co., Ltd.                                                          32,000                               23,801
Sun Hung Kai Properties Ltd. (REIT)                                          36,297                              342,115
Swire Pacific Ltd. "A"                                                       25,500                              177,400
Techtronic Industries Co., Ltd.                                              22,000                               43,306
Television Broadcasts Ltd.                                                    9,000                               40,164
Wharf Holdings Ltd.                                                          35,102                              118,161
Yue Yuen Industrial (Holdings) Ltd.                                          12,000                               30,931
                                                                                                             -----------
(Cost $3,103,132)                                                                                              3,628,660

Ireland 0.8%
Allied Irish Banks                                                           23,273                              387,617
Bank of Ireland                                                              27,128                              365,243
CRH PLC                                                                       14508                              346,727
DCC PLC                                                                       2,107                               38,599
Depfa Bank PLC                                                                9,161                              124,930
Eircom Group PLC*                                                            12,232                               23,092
Elan Corp. PLC*                                                              10,642                              249,808
Fyffes PLC                                                                    7,415                               16,485
Greencore Group PLC                                                           4,282                               14,944
Independent News & Media PLC                                                 14,376                               36,424
Irish Life & Permanent PLC                                                    7,324                              118,253
Kerry Group PLC                                                               3,594                               79,455
Kingspan Group PLC                                                            2,310                               16,888
Ryanair Holdings PLC*                                                         5,147                               25,698
Waterford Wedgewood PLC*                                                     23,345                                3,769
                                                                                                             -----------
(Cost $1,519,164)                                                                                              1,847,932

Italy 3.4%
Alleanza Assicurazioni SpA                                                   12,399                              143,370
Assicurazioni Generali SpA                                                   26,447                              726,908
Autogrill SpA*                                                                3,093                               43,908
Autostrade SpA                                                                7,366                              157,721
Banca Antonventeta SpA *                                                      6,183                              127,783
Banca Fideuram SpA                                                            8,881                               41,143
Banca Intesa SpA                                                            115,735                              418,926
Banca Monte dei Paschi di Siena SpA                                          34,695                              102,342
Banca Nazionale del Lavoro SpA *                                             35,941                               79,680
Banche Popolari Unite*                                                        8,990                              149,061
Banca Popolare di Milano                                                      7,824                               49,073
Banco Popolare di Verona e Novara                                            10,434                              182,981
Benetton Group SpA                                                            1,610                               19,376
Bulgari SpA                                                                   3,349                               33,317
Capitalia SpA                                                                30,799                              113,227
Edison SpA *                                                                 13,644                               23,724
Enel SpA                                                                     67,176                              548,986
Eni SpA                                                                      71,551                            1,603,149
Fiat SpA*                                                                    12,681                               91,349
FinecoGroup SpA*                                                              2,988                               17,702
Finmeccanica SpA                                                            168,303                              118,730
Gruppo Editoriale L'Espresso SpA                                              2,322                               12,834
Italcementi SpA                                                               2,001                               29,574
Luxottica Group SpA                                                           3,975                               71,191
Mediaset SpA                                                                 16,253                              184,502
Mediobanca SpA                                                               12,764                              168,675
Mediolanum SpA                                                                6,085                               36,428
Mondadori (Arnoldo) Editore SpA                                               3,666                               34,695
Pirelli & C. Accomandita per Azioni                                          34,080                               34,878
Riunione Adriatica di Sicurta SpA                                             8,549                              164,258
San Paolo IMI SpA                                                            26,331                              297,271
SeatPagine Gialle SpA                                                        90,262                               29,260
Snam Rete Gas SpA                                                            23,547                              113,765
Telecom Italia Media SpA*                                                    36,758                               12,052
Telecom Italia Mobile SpA                                                   103,916                              560,136
Telecom Italia SpA                                                          226,237                              698,251
Telecom Italia SpA                                                          161,558                              370,209
Terna SpA*                                                                   25,231                               60,010
Tiscali SpA*                                                                  2,936                               10,502
UniCredito Italiano SpA                                                     121,979                              615,082
                                                                                                             -----------
(Cost $6,324,187)                                                                                              8,296,029

Japan 19.4%
ACOM Co., Ltd.                                                                1,800                              111,382
Aderans Co., Ltd.                                                               500                                9,890
Advantest Corp.                                                               1,800                              106,973
Aeon Co., Ltd.                                                                8,100                              130,376
Aeon Co., Ltd.*                                                               8,100                              129,053
AEON Credit Services Co., Ltd.                                                  330                               18,803
Aiful Corp.                                                                     900                               88,273
Aisin Seiki Co., Ltd.                                                         4,000                               98,716
Ajinomoto Co., Inc.                                                          17,000                              194,347
All Nippon Airways Co., Ltd.                                                  9,000                               28,825
Alps Electric Co., Ltd.                                                       4,000                               47,652
Amada Co., Ltd.                                                               8,000                               41,737
Aoyama Trading Co., Ltd.                                                        900                               20,415
Asahi Breweries, Ltd.                                                        13,000                              132,341
Asahi Glass Co., Ltd.                                                        21,000                              191,108
Asahi Kasei Corp.                                                            37,000                              159,797
Asatsu, Inc.                                                                  1,100                               30,241
Autobacs Seven Co., Ltd.                                                      1,100                               30,740
Bandai Co., Ltd.                                                              1,400                               32,963
Bank of Yokohama Ltd.                                                        29,000                              155,768
Bellsystem24, Inc.                                                               50                               12,621
Benesse Corp.                                                                 1,900                               52,924
Bridgestone Corp.                                                            18,000                              333,984
Canon, Inc.                                                                  24,000                            1,127,977
Capcom Co., Ltd.                                                                600                                5,411
Casio Computer Co., Ltd.                                                      6,000                               70,716
Central Glass Co., Ltd.                                                       3,000                               21,993
Central Japan Railway Co.                                                        29                              227,864
Chubu Electric Power Co., Inc.                                               18,300                              386,871
Chugai Pharmaceutical Co., Ltd.                                               7,000                              100,921
Citizen Watch Co., Ltd.                                                       8,000                               78,320
COMSYS Holdings Corp.                                                         3,000                               21,612
Credit Saison Co., Ltd.                                                       3,500                              107,653
CSK Corp.                                                                     2,000                               78,574
Dai Nippon Printing Co., Ltd.                                                18,000                              240,729
Daicel Chemical Industries Ltd.                                               6,000                               29,669
Daiichi Pharmaceutical Co., Ltd.                                              8,000                              137,694
Daikin Industries, Ltd.                                                       5,000                              120,900
Daimaru, Inc.                                                                 4,000                               30,776
Dainippon Ink & Chemical, Inc.                                               21,000                               46,491
Daito Trust Construction Co., Ltd.                                            2,000                               80,933
Daiwa House Industry Co., Ltd.                                               12,000                              117,262
Daiwa Securities Group, Inc.                                                 36,000                              227,991
Denki Kagaku Kogyo Kabushiki Kaisha                                          11,000                               33,435
Denso Corp.                                                                  15,500                              366,352
DENTSU Inc.                                                                      36                               96,357
Dowa Mining Co., Ltd.                                                         5,000                               33,525
East Japan Railway Co.                                                           95                              491,312
Ebara Corp.                                                                   8,000                               34,405
Eisai Co., Ltd.                                                               6,000                              163,317
FamilyMart Co., Ltd.                                                          1,000                               26,811
FANUC Ltd.                                                                    4,300                              226,285
Fast Retailing Co., Ltd.                                                      1,600                              108,733
Fuji Electric Holdings Co., Ltd.                                              9,000                               22,293
Fuji Photo Film Co., Ltd.                                                    13,000                              426,984
Fuji Television Network, Inc.                                                    12                               24,389
Fujikura Ltd.                                                                11,000                               45,611
Fujisawa Pharmaceutical Co., Ltd.                                             7,000                              157,828
Fujitsu Ltd.                                                                 51,000                              294,760
Hankyu Department Stores, Inc.                                                2,000                               13,991
Hino Motors Ltd.                                                              4,000                               27,873
Hirose Electric Co., Ltd.                                                       800                               72,948
Hitachi Chemical Co., Ltd.                                                    1,800                               26,294
Hitachi Ltd.                                                                 91,000                              549,889
Hitachi Software Engineering Co., Ltd.                                          300                                5,539
Hokkaido Electric Power Co., Inc.                                             4,000                               71,605
Hokugin Financial Group, Inc.                                                14,000                               29,216
Honda Motor Co., Ltd.                                                        22,000                            1,065,917
House Food Corp.                                                              3,000                               40,503
Hoya Corp.                                                                    3,200                              335,345
Isetan Co., Ltd.                                                              6,000                               61,734
Ishikawajima - Harima Heavy Industries Co., Ltd. *                           35,000                               50,175
ITO EN, Ltd.                                                                    500                               21,821
Ito-Yokado Co., Ltd.                                                         10,000                              342,966
Itochu Corp.                                                                 43,000                              183,369
Itochu Techno-Science Corp.                                                     600                               24,988
JAFCO Co., Ltd.                                                                 600                               31,575
Japan Airlines Systems Corp.*                                                19,000                               52,062
Japan Real Estate Investment Corp. (REIT)                                         3                               23,817
Japan Retail Fund Investment Corp. (REIT)                                         3                               22,456
Japan Tobacco, Inc.                                                              26                              217,502
JFE Holdings, Inc.                                                           15,225                              433,757
JGC Corp.                                                                     4,000                               40,684
JSR Corp.                                                                     5,000                               80,751
Kajima Corp.                                                                 20,000                               65,327
Kamigumi Co., Ltd.                                                            4,000                               28,962
Kanebo Ltd.*                                                                  8,000                               12,122
Kaneka Corp.                                                                  8,000                               78,537
Kansai Electric Power Co., Inc.                                              21,200                              373,739
Kansai Paint Co., Ltd.                                                        3,000                               18,645
Kao Corp.                                                                    15,000                              331,398
Katokichi Co., Ltd.                                                           1,100                               20,161
Kawasaki Heavy Industries Ltd.                                               40,000                               60,246
Kawasaki Kisen Kaisha Ltd.                                                   10,000                               68,412
Keihin Electric Express Railway Co., Ltd.                                    12,000                               67,940
Keio Electric Railway Co., Ltd.                                              13,000                               67,822
Keyence Corp.                                                                   970                              204,007
Kikkoman Corp.                                                                3,000                               26,430
Kinden Corp.                                                                  6,000                               37,509
Kinki Nippon Railway Co., Ltd. *                                             40,900                              137,304
Kirin Brewery Co., Ltd.                                                      19,000                              164,116
Kobe Steel Ltd. *                                                            55,000                               79,844
Kokuyo Corp.                                                                  3,000                               32,010
Komatsu Ltd.                                                                 28,000                              179,867
Komori Corp.                                                                  2,000                               25,423
Konami Co., Ltd.                                                              2,200                               48,705
Konica Minolta Holdings, Inc.                                                10,000                              136,733
KOYO SEIKO Co., Ltd.                                                          2,000                               22,411
Kubota Corp.                                                                 34,000                              160,414
Kuraray Co., Ltd.                                                            14,000                              104,922
Kuraya Sanseido, Inc.*                                                        1,400                               14,557
Kurita Water Industries                                                       3,000                               40,693
Kyocera Corp.                                                                 4,700                              330,490
Kyowa Hakko Kogyo Co., Ltd.                                                   8,000                               52,189
Kyushu Electric Power Co.                                                     9,900                              185,487
Lawson, Inc.                                                                  1,400                               48,523
Leopalace21 Corp.                                                             2,000                               36,928
Mabuchi Motor Co., Ltd.                                                         700                               50,175
Makita Corp.                                                                  2,000                               28,236
Marubeni Corp.                                                               40,000                              105,975
Marui Co., Ltd.                                                              10,000                              125,663
Matsushita Electric Industrial Co., Ltd.                                     62,614                              835,687
Matsushita Electric Works Ltd.                                                7,000                               55,319
Meiji Dairies Corp.                                                           3,000                               17,257
Meiji Seika Kaisha Ltd.                                                       9,000                               36,011
Meitec Corp.                                                                  1,100                               39,523
Millea Holdings, Inc.                                                            42                              541,124
Minebea Co., Ltd.                                                             8,000                               32,663
Mitsubishi Chemical Corp.                                                    52,000                              157,583
Mitsubishi Corp.                                                             33,000                              356,603
Mitsubishi Electric Corp.                                                    49,000                              232,518
Mitsubishi Estate Co., Ltd. (REIT)                                           29,000                              302,590
Mitsubishi Gas & Chemical Co.                                                 7,000                               29,851
Mitsubishi Heavy Industries Ltd.                                             85,000                              239,849
Mitsubishi Logistics Corp.                                                    3,000                               26,348
Mitsubishi Materials Corp.                                                   23,000                               48,623
Mitsubishi Rayon Co., Ltd.                                                   17,000                               55,836
Mitsubishi Tokyo Financial Group, Inc.                                          126                            1,050,619
Mitsui & Co.                                                                 35,000                              293,109
Mitsui Chemicals, Inc.                                                       13,000                               64,165
Mitsui Engineering & Shipbuilding Co., Ltd.                                  14,000                               21,086
Mitsui Fudosan Co., Ltd. (REIT)                                              20,000                              207,957
Mitsui Mining & Smelting Co., Ltd.                                           11,000                               42,916
Mitsui O.S.K. Lines, Ltd.                                                    22,000                              131,942
Mitsui Sumitomo Insurance Co., Ltd.                                          37,260                              307,302
Mitsui Trust Holdings, Inc.                                                  14,100                               88,913
Mitsukoshi Ltd.*                                                             15,000                               74,854
Mitsumi Electric Co., Ltd.                                                      900                                9,652
Mizuho Financial Group, Inc.                                                    214                              803,847
Murata Manufacturing Co., Ltd.                                                6,500                              312,571
Namco Ltd.                                                                    1,100                               12,476
Namco Ltd.                                                                    1,100                               12,046
NEC Corp.                                                                    48,000                              287,003
NEC Electronics Corp.                                                         1,000                               51,082
Net One Systems Co., Ltd.                                                        10                               36,928
NGK Insulators Ltd.                                                           7,000                               58,876
NGK Spark Plug Co., Ltd.                                                      4,000                               41,664
Nichii Gakkan Co.                                                               300                                7,826
Nichirei Corp.                                                                9,000                               29,397
Nidec Corp.                                                                   1,100                              111,183
Nikko Cordial Corp.                                                          39,000                              158,173
Nikon Corp.                                                                   7,000                               65,926
Nintendo Co., Ltd.                                                            3,000                              366,919
Nippon Building Fund, Inc.                                                       10                               78,664
Nippon Express Co., Ltd.                                                     26,000                              125,972
Nippon Meat Packers, Inc.                                                     5,000                               66,869
Nippon Mining Holdings, Inc.                                                 18,000                               91,131
Nippon Oil Co., Ltd.                                                         40,000                              252,234
Nippon Sheet Glass Co., Ltd.                                                 10,000                               32,845
Nippon Steel Corp.                                                          173,000                              411,251
Nippon Telegraph and Telephone Corp.                                            148                              589,502
Nippon Unipac Holdings                                                           25                              109,559
Nippon Yusen Kabushiki Kaisha                                                28,000                              144,808
Nishimatsu Construction Co., Ltd.                                             5,000                               15,470
Nissan Chemical Industries, Ltd.                                              3,000                               23,000
Nissan Motor Co., Ltd.                                                       70,000                              762,147
Nisshin Seifun Group, Inc.                                                    4,000                               38,615
Nisshin Steel Co., Ltd.                                                      13,000                               28,780
Nisshinbo Industries                                                          2,000                               13,446
Nissin Food Products Co., Ltd.                                                2,800                               68,720
Nitto Denko Corp.                                                             4,700                              216,205
NOK Corp.                                                                     2,200                               67,468
Nomura Holdings, Inc.                                                        53,000                              680,443
Nomura Research Institute, Ltd.                                                 500                               40,240
NSK Ltd.                                                                     13,000                               55,791
NTN Corp.                                                                     9,000                               47,689
NTT Data Corp.                                                                   37                               97,355
NTT DoCoMo, Inc.                                                                554                              939,963
Obayashi Corp.                                                               16,000                               79,554
Obic Co., Ltd.                                                                  200                               37,527
Odakyu Electric Railway Co., Ltd.                                            15,000                               79,345
Oji Paper Co., Ltd.                                                          26,000                              146,967
Oki Electric Industry Co.*                                                   10,000                               30,940
Okumura Corp.                                                                 1,000                                4,537
Olympus Corp.                                                                 7,000                              134,963
Omron Corp.                                                                   6,000                              132,559
Onward Kashiyama Co.                                                          4,000                               55,528
Oracle Corp. Japan                                                            1,100                               54,194
Oriental Land Co., Ltd.                                                       1,300                               78,673
ORIX Corp.                                                                    2,400                              246,064
Osaka Gas Co.                                                                58,000                              157,873
Pioneer Corp.                                                                 5,400                              112,689
Promise Co., Ltd.                                                             2,200                              143,919
Q.P. Corp.                                                                    2,000                               16,731
Rakuten, Inc. *                                                                   9                               58,549
Resona Holdings, Inc.*                                                      125,000                              188,268
Ricoh Co., Ltd.                                                              19,000                              357,710
ROHM Co., Ltd.                                                                3,000                              301,592
Sammy Corp.                                                                     600                               29,397
Sanken Electric Co., Ltd.                                                     2,000                               19,036
Sankyo Co., Ltd.                                                             11,000                              232,546
Sankyo Co., Ltd.                                                                900                               35,521
Sanyo Electric Co., Ltd.                                                     44,000                              142,521
Sapporo Holdings Ltd.                                                         5,000                               16,150
Secom Co., Ltd.                                                               5,900                              205,027
Sega Corp.*                                                                   2,300                               31,073
Seiko Epson Corp.                                                             2,300                               98,081
Seino Transportation Co.                                                      2,000                               17,874
Sekisui Chemical Co., Ltd.                                                   14,000                               96,539
Sekisui House Ltd.                                                           13,000                              124,085
Seven-Eleven Japan Co., Ltd.                                                 11,000                              314,386
Sharp Corp.                                                                  27,000                              371,383
Shimachu Co., Ltd.                                                              700                               16,894
Shimamura Co., Ltd.                                                             600                               39,958
Shimano, Inc.                                                                 3,100                               79,177
Shimizu Corp.                                                                13,000                               51,663
Shin-Etsu Chemical Co., Ltd.                                                 10,500                              377,263
Shinsei Bank, Ltd.                                                           13,000                               78,791
Shionogi & Co., Ltd.                                                          8,000                              114,612
Shiseido Co., Ltd.                                                            9,000                              110,647
Showa Denko KK                                                               19,000                               45,339
Showa Shell Sekiyu KK                                                         5,000                               44,368
Skylark Co., Ltd.                                                             2,000                               33,117
SMC Corp.                                                                     1,500                              143,583
Snow Brand Milk Products Co., Ltd.*                                           1,500                                4,355
Softbank Corp.                                                                6,900                              319,911
Sompo Japan Insurance, Inc.                                                  19,000                              161,013
Sony Corp.                                                                   25,600                              873,348
Stanley Electric Co., Ltd.                                                    3,300                               46,230
Sumitomo Bakelite Co., Ltd.                                                   2,000                               12,049
Sumitomo Chemical Co., Ltd.                                                  41,000                              194,184
Sumitomo Corp.                                                               27,000                              200,880
Sumitomo Electric Indstries Ltd.                                             17,000                              150,851
Sumitomo Heavy Industries Ltd.*                                              18,000                               53,241
Sumitomo Metal Industries Ltd.                                              120,000                              142,630
Sumitomo Metal Mining Co., Ltd.                                              17,000                              117,842
Sumitomo Mitsui Finance Group, Inc.                                             114                              651,635
Sumitomo Osaka Cement Co., Ltd.                                              12,000                               26,131
Sumitomo Realty & Development Co., Ltd.                                      13,000                              138,593
Suzuken Co., Ltd.                                                               900                               23,354
T&D Holdings, Inc.*                                                           3,700                              161,811
Taiheiyo Cement Corp.                                                        29,000                               65,781
Taisei Corp.                                                                 25,000                               79,390
Taisho Pharmaceutical Co., Ltd.                                               5,000                               92,546
Taiyo Yuden Co., Ltd.                                                         2,000                               20,723
Takara Holdings, Inc.                                                         4,000                               24,389
Takashimaya Co., Ltd.                                                         9,000                               74,881
Takeda Chemical Industries, Ltd.                                             25,000                            1,134,147
Takefuji Corp.                                                                1,870                              119,616
TDK Corp.                                                                     3,200                              213,111
Teijin Ltd.                                                                  23,000                               82,221
Teikoku Oil Co., Ltd.                                                         4,000                               22,175
Terumo Corp.                                                                  5,300                              120,700
The 77 Bank, Ltd.                                                             8,000                               44,930
The Bank of Fukuoka, Ltd.                                                    13,000                               62,042
The Chiba Bank, Ltd.                                                         17,000                               89,153
The Furukawa Electric Co., Ltd. *                                            13,000                               50,955
The Gunma Bank Ltd.                                                          10,000                               48,995
The Joyo Bank Ltd.                                                           16,000                               64,456
The Shizuoka Bank Ltd.                                                       17,000                              127,868
The Sumitomo Trust & Banking Co., Ltd.                                       30,000                              177,471
The Suruga Bank, Ltd.                                                         4,000                               28,490
THK Co., Ltd.                                                                 1,800                               30,263
TIS, Inc.                                                                       600                               20,251
Tobu Railway Co., Ltd.                                                       20,000                               73,130
Toda Corp.                                                                    6,000                               22,429
Toho Co., Ltd.                                                                4,300                               61,058
Tohoku Electric Power Co., Inc.                                              11,200                              184,744
Tokyo Broadcasting System, Inc.                                               1,000                               15,597
Tokyo Electric Power Co.                                                     32,600                              701,012
Tokyo Electron Ltd.                                                           4,800                              233,870
Tokyo Gas Co., Ltd.                                                          70,000                              248,333
Tokyo Style Co., Ltd.                                                         2,000                               22,810
Tokyu Corp.                                                                  28,000                              127,533
TonenGeneral Sekiyu K.K.                                                      7,000                               60,400
Toppan Printing Co., Ltd.                                                    17,000                              166,738
Toray Industries, Inc.                                                       38,000                              175,838
Toshiba Corp.                                                                87,000                              319,693
Tosoh Corp.                                                                  15,000                               60,700
Tostem Inax Holding Corp.                                                     7,848                              143,481
TOTO Ltd.                                                                    10,000                               86,830
Toyo Seikan Kaisha Ltd.                                                       4,000                               61,770
Toyo Suisan Kaisha Ltd.                                                       1,000                               13,020
Toyobo Co., Ltd.                                                             20,000                               45,366
Toyoda Gosei Co., Ltd.                                                          900                               17,434
Toyota Industries Corp.                                                       4,700                              106,823
Toyota Motor Corp.                                                           80,000                            3,063,104
Trend Micro, Inc.                                                             2,500                              107,517
Ube Industries Ltd.*                                                         13,000                               17,103
UFJ Holdings, Inc.*                                                             108                              473,293
Uni-Charm Co.                                                                 1,400                               69,355
UNY Co., Ltd.                                                                 4,000                               41,120
Ushio, Inc.                                                                   2,000                               33,716
USS Co., Ltd.                                                                   400                               30,159
Wacoal Corp.                                                                  4,000                               39,196
West Japan Railway Corp.                                                         50                              195,073
World Co., Ltd.                                                               1,300                               35,208
Yahoo Japan Corp.*                                                               28                              124,484
Yahoo Japan Corp.*                                                               28                              123,468
Yakult Honsha Co., Ltd.                                                       4,000                               61,698
Yamada Denki Co., Ltd.                                                        3,000                              103,434
Yamaha Corp.                                                                  4,000                               60,863
Yamaha Motor Co., Ltd.                                                        3,000                               45,457
Yamaichi Securities Co., Ltd.*                                               14,000                                    0
Yamanouchi Pharmaceutical Co., Ltd.                                           9,300                              300,395
Yamato Transport Co., Ltd.                                                   13,000                              178,932
Yamazaki Baking Co., Ltd.                                                     5,000                               43,551
Yokogawa Electric Corp.                                                       5,000                               57,479
                                                                                                             -----------
(Cost $45,896,162)                                                                                            47,537,405

Luxembourg 0.1%
Arcelor                                                                      12,558                              232,084
(Cost $173,305)

Netherlands 4.3%
ABN ARMO Holding NV                                                          43,033                              977,545
Aegon NV                                                                     38,778                              418,049
Akzo Nobel NV                                                                 7,602                              268,427
ASML Holding NV*                                                             13,644                              175,559
Corio NV                                                                      1,313                               62,963
DSM NV                                                                        1,953                              101,876
Euronext NV                                                                   2,162                               61,518
European Aeronautic Defence & Space Co.                                       7,243                              191,881
Fortis Bank Nederland NV*                                                        50                                    0
Getronics NV*                                                                10,114                               21,103
Hagemeyer NV *                                                               11,637                               21,680
Heineken NV                                                                   6,512                              196,051
IHC Caland NV                                                                   572                               29,610
ING Groep NV                                                                 49,563                            1,250,843
Koninklijke (Royal) Philips Electronics NV                                   36,295                              831,246
Koninklijke Ahold NV (ADR)                                                   11,830                               75,594
Koninklijke Ahold NV (ADR)*                                                  31,661                              202,120
Koninklijke KPN NV                                                           55,507                              415,706
Oce NV                                                                        1,190                               18,578
QIAGEN NV*                                                                    3,029                               34,234
Randstad Holdings NV *                                                          595                               21,549
Reed Elsevier NV                                                             19,130                              246,386
Rodamco Europe NV                                                             1,277                               83,663
Royal Dutch Petroleum Co.                                                    57,189                            2,945,562
Royal Numico NV                                                               4,324                              137,697
STMicroelectronics NV                                                        16,668                              287,339
TPG NV                                                                        9,305                              227,322
Unilever NV                                                                  15,759                              906,606
Vedior NV                                                                     5,000                               77,315
VNU NV                                                                        6,262                              160,992
Wereldhave NV                                                                   229                               19,753
Wolters Kluwer NV                                                             6,608                              111,207
                                                                                                             -----------
(Cost $10,507,804)                                                                                            10,579,974

New Zealand 0.2%
Auckland Internaltional Airport Ltd.                                          5,780                               27,892
Carter Holt Harvey Ltd.                                                      17,681                               26,886
Contact Energy Ltd.                                                           7,349                               30,000
Fisher & Paykel Appliances Holdings Ltd.                                      4,480                               12,232
Fisher & Paykel Corp., Ltd.                                                   2,321                               23,843
Fletcher Building Ltd.                                                       13,125                               52,957
Independent Newspapers Ltd.                                                   2,860                                9,858
NGC Holdings Ltd.                                                             3,106                                6,508
Sky City Entertainment Group Ltd.                                            11,722                               36,601
Sky Network Telelevision Ltd.*                                                2,305                                8,381
Telecom Corp. of New Zealand Ltd.                                            51,540                              205,168
Tenon Ltd.*                                                                     191                                  266
The Warehouse Group Ltd.                                                      3,494                                9,989
Tower Ltd.*                                                                   6,155                                8,819
                                                                                                             -----------
(Cost $263,867)                                                                                                  459,400

Norway 0.5%
Aker ASA "A" *                                                                  937                                6,665
DNB NOR ASA                                                                  19,450                              153,861
Frontline Ltd.                                                                1,300                               60,930
Norsk Hydro ASA                                                               4,000                              291,168
Norske Skogindustrier ASA                                                     2,800                               50,226
Orkla ASA                                                                     5,614                              155,122
Petroleum Geo-Services ASA*                                                     400                               19,520
Schibsted ASA                                                                 1,200                               25,537
Ship Finance International Ltd.                                                 130                                2,613
Smedvig ASA                                                                     900                               11,766
Statoil ASA                                                                  15,050                              215,751
Storebrand ASA                                                                6,450                               48,628
Tandberg ASA                                                                  3,600                               32,489
Telenor ASA                                                                  22,350                              170,161
Tomra Systems ASA                                                             5,300                               19,998
Yara International ASA *                                                      5,550                               58,950
                                                                                                             -----------
(Cost $789,334)                                                                                                1,323,385

Portugal 0.3%
Banco BPI SA                                                                  9,159                               34,354
Banco Comercial Portugues SA                                                 51,674                              112,314
Banco Espirito Santo e Comercial de Lisboa SA                                 3,035                               50,699
Brisa-Auto Estrada de Portugal SA                                             9,964                               80,934
CIMPOR-Cimentos de Portugal                                                   4,045                               20,849
Electricidade de Portugal                                                    47,548                              138,778
Jeronimo Martins, SGPS, SA *                                                  1,588                               17,889
Portugal Telecom SGPS SA (Registered)                                        24,112                              265,631
PT Multimedia Servicos                                                          861                               19,195
Sonae SGPS SA                                                                24,104                               26,944
                                                                                                             -----------
(Cost $634,071)                                                                                                  767,587

Singapore 0.7%
Capitaland Ltd.                                                              27,750                               29,504
CapitaMall Trust                                                             14,300                               13,930
Chartered Semiconductors Manufacturing Ltd.*                                 26,400                               16,151
City Developments Ltd.                                                       13,000                               50,576
ComfortDelGro Corp., Ltd.                                                    40,000                               31,124
Creative Technologies Ltd.                                                    1,000                               11,048
Datacraft Asia Ltd.*                                                          4,000                                2,860
DBS Group Holdings Ltd.                                                      30,513                              289,979
Fraser And Neave Ltd.                                                         4,860                               40,125
Haw Par Corp., Ltd.                                                           4,245                               12,506
Jardine Cycle & Carriage Ltd.                                                 1,759                                8,619
Keppel Corp.                                                                 13,750                               64,519
Keppel Land Ltd                                                               1,000                                1,128
Neptune Orient Lines Ltd.                                                    26,000                               43,549
Oversea-Chinese Banking Corp., Ltd. (Foreign Registered)                     29,337                              243,952
Overseas Union Enterprises                                                    3,000                               13,008
Parkway Holdings Ltd.                                                         9,000                                7,110
SembCorp Industries Ltd.                                                     31,329                               27,354
SembCorp Logistics Ltd.                                                       5,000                                6,741
SembCorp. Marine Ltd.                                                        10,000                                6,177
Singapore Airlines Ltd.                                                      15,000                               97,113
Singapore Exchange Ltd.                                                      13,000                               13,667
Singapore Post Ltd.                                                          28,000                               13,305
Singapore Press Holdings Ltd.                                                43,758                              123,196
Singapore Technologies Engineering Ltd.                                      33,000                               41,162
Singapore Telecommunications Ltd.                                           161,580                              224,577
ST Assembly Test Services Ltd.*                                              15,000                                9,266
United OverSeas Bank Ltd.                                                    32,448                              264,040
United Overseas Land Co.                                                     13,000                               16,910
Venture Corp., Ltd.                                                           6,000                               58,803
Wing Tai Holdings Ltd.                                                       16,333                                8,780
                                                                                                             -----------
(Cost $1,462,553)                                                                                              1,790,779

Spain 3.1%
Abertis Infraestructuras SA                                                   6,943                              129,599
Acciona SA                                                                      871                               55,766
Acerinox SA                                                                   5,836                               80,601
ACS, Actividades de Construccion y Servicios, SA                              8,190                              149,223
Altadis SA                                                                    7,749                              263,705
Amadeus Global Travel Distribution SA "A"                                     9,365                               74,092
Antena 3 Television SA*                                                         418                               24,878
Banco Bilbao Vizcaya Argentaria, SA                                          88,653                            1,219,986
Banco Popular Espanol SA                                                      4,263                              236,882
Banco Santander Central Hispano SA                                          118,069                            1,152,604
Corporacion Mapfre SA                                                         3,256                               38,215
Endesa SA                                                                    26,249                              499,777
Fomento de Construcciones y Contratas SA                                      1,152                               42,766
Gamesa Corporacion Tecnologica SA                                             1,941                               28,471
Gas Natural SDG SA                                                            4,539                              112,185
Grupo Ferrovial                                                               1,654                               73,851
Iberdrola SA                                                                 21,280                              441,377
Iberia Lineas Aereas de Espana SA                                             6,671                               18,476
Indra Sistemas SA                                                             2,647                               35,243
Industria de Diseno Textil SA                                                 5,994                              148,147
Metrovace SA                                                                     36                                1,472
Metrovacesa, SA                                                                 728                               29,775
NH Hoteles, SA                                                                1,973                               21,858
Promotora de Informaciones SA (Prisa)                                         2,251                               41,517
Repsolf YPF, SA                                                              25,360                              556,869
Sacyr Vallehermoso SA                                                         2,869                               40,622
Sacyr Vallehermoso SA                                                            72                                1,015
Sociedad General de Aguas de Barcelona SA "A"                                 1,657                               29,121
Sogecable SA*                                                                 1,182                               47,565
Telefonica Publicidad e Informacion SA                                        1,980                               13,845
Telefonica SA                                                               122,619                            1,835,128
Union Fenosa SA                                                               5,422                              123,167
Zeltia SA *                                                                   3,485                               24,022
                                                                                                             -----------
(Cost $5,512,429)                                                                                              7,591,820

Sweden 2.2%
Alfa Laval AB                                                                   900                               13,104
Assa Abloy AB "B"                                                             8,300                              104,032
Atlas Copco AB "A"                                                            3,171                              121,958
Atlas Copco AB "B"                                                            1,942                               68,422
Axfood AB                                                                       500                               13,530
Billerud                                                                      1,000                               15,453
Capio AB*                                                                     2,100                               19,903
Castellum AB                                                                    700                               20,288
Drott AB*                                                                     1,900                               31,057
Electrolux AB                                                                 7,885                              144,049
Eniro AB                                                                      4,700                               40,672
Gambro AB "A"                                                                 5,000                               57,347
Gambro AB "B"                                                                 2,500                               28,073
Getinge AB "B"                                                                4,700                               57,134
Hennes & Mauritz AB "B"                                                      13,150                              362,157
Hoganas AB "B"                                                                  600                               13,887
Holmen AB "B"                                                                 1,400                               41,345
Lundin Petroleum AB*                                                          3,500                               20,624
Modern Times Group AB "B"*                                                    1,200                               22,417
Nordea Bank AB                                                               60,114                              491,303
OM Hex AB*                                                                    1,800                               21,387
Sandvik AB                                                                    6,100                              210,729
SAS AB*                                                                       1,500                               11,126
Scania AB "B"                                                                 2,500                               84,647
Securitas AB "B"                                                              8,000                              106,591
Skandia Forsakrings AB                                                       29,000                              114,722
Skandinaviska Enskilda Banken AB                                             12,960                              200,269
Skanska AB "B"                                                               10,400                              108,211
SKF AB "B"                                                                    2,700                              102,545
SSAB Svenskt Stal AB "B"                                                        100                                1,834
SSAB Svenskt Stal AB "A"                                                      1,800                               34,120
Svenska Cellulosa AB "B"                                                      5,466                              212,477
Svenska Handelsbanken AB "A"                                                 15,300                              320,493
Swedish Match AB                                                              9,865                              104,339
Tele2 AB "B"                                                                  2,500                               93,061
Telefonaktiebolaget LM Ericsson "B"*                                        404,000                            1,254,141
TeliSonera AB                                                                50,551                              245,805
TeliSonera AB                                                                 1,600                                7,750
Trelleborg AB "B"                                                             2,300                               34,120
Volvo AB "A"                                                                  2,810                               95,529
Volvo AB "B"                                                                  6,280                              221,692
WM-Data AB "B"                                                                7,800                               13,928
                                                                                                             -----------
(Cost $3,227,989)                                                                                              5,286,271

Switzerland 6.0%
ABB Ltd. (Registered)*                                                       45,595                              278,237
ABB Ltd.*                                                                     7,601                               46,565
Adecco SA *                                                                   3,838                              190,563
Ciba Specialty Chemicals AG (Registered)                                      2,000                              124,449
Clariant AG (Registered)                                                      6,750                               80,814
Compagnie Financiere Richemont AG "A"                                        14,782                              409,000
Credit Suisse Group (Registered)                                             31,433                            1,003,127
Geberit AG (Registered)                                                          50                               38,840
Givaudan SA                                                                     222                              134,939
Holcim Ltd. (Registered)                                                      5,150                              271,585
Kudelski SA (Bearer)*                                                         1,000                               28,430
Kuoni Reisen AG (Registered) "B"                                                 10                                3,700
Logitech International SA (Registered)*                                       1,100                               53,295
Lonza Group AG (Registered)                                                   1,150                               51,988
Nestle SA (Registered)                                                       11,096                            2,541,408
Nobel Biocare Holding AG (Bearer)                                               600                               93,097
Nobel Biocare Holding AG                                                        100                               15,494
Novartis AG (Registered)                                                     65,470                            3,051,457
Roche Holding AG                                                             19,351                            1,999,102
Serono SA (Bearer)                                                              200                              123,488
SGS Holdings SA (Registered)                                                    125                               68,571
Straumann SA (Registered)                                                        57                               12,097
Sulzer AG (Registered)                                                          105                               31,449
Swatch Group AG (Bearer)                                                        850                              114,699
Swatch Group AG (Registered)                                                  1,800                               49,516
Swiss Re (Registered)                                                         9,010                              518,434
Swisscom AG (Registered)                                                        760                              263,538
Syngenta AG (Registered) *                                                    2,933                              279,512
Synthes, Inc.                                                                 1,368                              148,993
UBS AG (Registered)                                                          29,463                            2,073,995
Unaxis Holding AG (Registered)                                                  276                               24,313
Valora Holding AG (Registered)                                                   90                               18,884
Zurich Financial Services AG                                                  4,038                              575,609
                                                                                                             -----------
(Cost $11,109,456)                                                                                            14,719,188

United Kingdom 22.2%
3i Group PLC                                                                 16,664                              167,507
Aegis Group PLC                                                              20,907                               36,603
Alliance Unichem PLC                                                          4,827                               58,217
AMEC PLC                                                                      7,045                               40,444
Amvescap PLC                                                                 23,728                              128,274
ARM Holdings PLC                                                             25,576                               38,645
Associated British Ports Holdings PLC                                         7,056                               56,308
AstraZeneca Group PLC                                                         6,372                              263,450
AstraZeneca PLC                                                              40,253                            1,649,821
Aviva PLC                                                                    61,798                              612,250
BAA PLC                                                                      32,033                              320,838
BAE Systems PLC                                                              91,325                              371,415
Balfour Beatty PLC                                                            8,113                               40,886
Barclays PLC                                                                180,534                            1,731,431
Barratt Developments PLC                                                      8,077                               82,725
BBA Group PLC                                                                16,408                               79,424
Berkeley Group PLC                                                            4,489                              103,000
BG Group PLC                                                                101,276                              679,909
BHP Billiton PLC                                                             67,627                              711,607
BOC Group PLC                                                                15,268                              244,233
Boots Group PLC                                                              23,185                              269,347
BP PLC                                                                      598,239                            5,710,412
BPB PLC                                                                      13,603                              105,353
Brambles Industries PLC                                                      24,199                              112,429
British Airways PLC*                                                         19,365                               72,712
British America Tobacco PLC                                                  42,515                              616,233
British Land PLC                                                             14,835                              199,724
British Sky Broadcasting Group PLC                                           35,635                              309,036
BT Group PLC                                                                243,950                              793,487
Bunzl PLC                                                                    14,569                              109,737
Cable and Wireless PLC*                                                      58,446                              103,381
Cadbury Schweppes PLC                                                        58,757                              451,875
Capita Group PLC                                                             23,012                              137,000
Carnival PLC                                                                  5,128                              252,120
Cattles PLC                                                                   6,367                               38,049
Centrica PLC                                                                119,468                              542,620
Close Brothers Group PLC                                                      2,533                               31,741
Cobham PLC                                                                    2,233                               53,822
Compass Group PLC                                                            61,081                              243,717
Corus Group PLC *                                                           108,255                               99,905
Daily Mail & General Trust  "A"                                               7,052                               91,687
De La Rue PLC                                                                 2,911                               16,395
Diageo PLC                                                                   83,854                            1,046,991
Dixons Group PLC                                                             64,513                              199,333
Electrocomponents PLC                                                        16,012                               90,111
EMAP PLC                                                                      5,822                               79,330
EMI Group PLC                                                                18,815                               75,158
Enterprise Inns PLC                                                           6,878                               70,943
Exel PLC                                                                      8,776                              108,623
FirstGroup PLC                                                                8,522                               45,261
FKI PLC                                                                      16,691                               36,244
Friends Provident PLC                                                        38,296                               96,498
George Wimpey PLC                                                             7,301                               53,110
GKN PLC                                                                      17,946                               69,738
GlaxoSmithKline PLC                                                         162,504                            3,502,241
Grafton Group PLC                                                             5,343                               49,571
Great Portland Estates PLC                                                      245                                1,250
Group 4 Securicor PLC                                                        30,768                               64,584
GUS PLC                                                                      28,788                              468,840
Hammerson PLC                                                                 6,081                               79,668
Hanson PLC                                                                   19,402                              143,595
Hays PLC                                                                     56,416                              135,521
HBOS PLC                                                                    105,566                            1,425,060
Hilton Group PLC                                                             49,173                              246,255
HSBC Holdings PLC                                                           301,049                            4,777,570
ICAP PLC                                                                      9,419                               37,497
IMI PLC                                                                      10,076                               64,910
Imperial Chemical  Industries PLC                                            28,808                              109,993
Imperial Tobacco Group PLC                                                   21,054                              458,703
Inchcape PLC                                                                  1,492                               42,091
InterContinental Hotels Group PLC                                            20,435                              232,408
Invensys PLC*                                                               153,281                               31,204
ITV PLC                                                                     126,128                              245,923
J Sainsbury PLC                                                              34,402                              158,587
Johnson Mathey PLC                                                            5,236                               90,484
Kelda Group PLC                                                               8,259                               80,031
Kesa Electricals PLC                                                         14,930                               76,457
Kidde PLC                                                                    13,274                               29,665
Kingfisher PLC                                                               69,014                              384,955
Land Securities Group PLC                                                    14,097                              299,223
Legal & General Group PLC                                                   194,274                              348,912
Liberty International PLC                                                     5,389                               80,646
Lloyds TSB Group PLC                                                        153,158                            1,195,889
LogicaCMG PLC                                                                17,235                               54,032
London Stock Exchange PLC                                                     5,049                               31,521
Man Group PLC                                                                 7,634                              164,250
Marconi Corp. PLC*                                                            4,779                               50,244
Marks & Spencer Group PLC                                                    64,133                              398,058
MFI Furniture Group PLC                                                      10,649                               20,330
Misys PLC                                                                    15,595                               55,311
Mitchells & Butlers PLC                                                      14,424                               71,060
National Express Group PLC                                                    2,508                               30,861
National Grid Transco PLC                                                    87,747                              740,323
National Power PLC*                                                          29,638                               77,631
Next PLC                                                                      7,611                              224,905
Novar PLC                                                                     3,491                                7,328
Pearson PLC                                                                  23,085                              246,881
Persimmon PLC                                                                 7,851                               93,978
Pilkington PLC                                                               24,287                               39,773
Provident Financial PLC                                                       5,748                               58,611
Prudential PLC                                                               58,350                              475,670
Punch Taverns PLC                                                             5,042                               45,984
Rank Group PLC                                                               12,851                               64,996
Reckitt Benkiser PLC                                                         17,351                              425,122
Reed Elsevier PLC                                                            37,599                              329,980
Rentokil Initial PLC                                                         61,917                              168,623
Reuters Group PLC                                                            43,825                              247,030
Rexam PLC                                                                    13,590                              104,146
Rio Tinto PLC                                                                30,346                              816,001
RMC Groupl PLC                                                                5,987                               92,033
Rolls- Royce PLC                                                             48,091                              220,386
Royal & Sun Alliance Insurance Group PLC                                     69,098                               89,401
Royal Bank of Scotland Group PLC                                             81,285                            2,347,543
SABMiller PLC                                                                19,783                              261,149
Schroders PLC                                                                 5,472                               61,342
Scottish & Newcastle PLC                                                     19,477                              133,048
Scottish & Southern Energy PLC                                               24,539                              345,911
Scottish Power PLC                                                           54,737                              418,483
Serco Group PLC                                                              13,638                               53,059
Severn Trent PLC                                                              8,356                              132,759
Shell Transport & Trading Co., PLC                                          264,695                            1,942,258
Signet Group PLC                                                             38,960                               80,723
Slough Estates PLC                                                           12,154                              102,434
Smith & Nephew PLC                                                           25,569                              235,043
SmithKline Industries PLC                                                    17,422                              233,923
SSL International PLC                                                         3,036                               15,218
Stagecoach Group PLC                                                         19,880                               32,826
Tate & Lyle PLC                                                               9,166                               64,023
Taylor Woodrow PLC                                                           12,869                               61,303
Tesco PLC                                                                   213,972                            1,104,467
The Peninsular and Oriental Steam Navigation Co.                             16,244                               77,307
The Sage Group PLC                                                           29,135                               85,540
TI Automotive Ltd.*                                                          11,991                                    0
Tomkins PLC                                                                  25,788                              123,661
Trinity Mirror PLC                                                            6,568                               78,204
Unilever PLC                                                                 78,614                              639,796
United Business Media PLC                                                     7,063                               59,655
United Utilities PLC                                                         13,986                              140,588
United Utilities PLC                                                          7,770                               51,601
Vodafone Group PLC                                                        1,842,489                            4,409,312
Whitbread PLC                                                                 6,946                              103,570
William Hill PLC                                                              9,896                               95,535
Wolseley PLC                                                                 17,746                              302,979
WPP Group PLC                                                                31,678                              294,926
Yell Group PLC                                                               17,708                              112,953
                                                                                                             -----------
(Cost $45,943,816)                                                                                            54,256,450


Total Common Stocks (Cost $177,703,386)                                                                      210,887,677

Preferred Stocks 0.4%
Australia 0.2%
The News Corp., Ltd.                                                         75,108                              591,921
(Cost $514,270)

Belgium 0.0%
Fortis                                                                        2,223                                   27
(Cost $2)

Germany 0.2%
Fresenius Medical Care AG                                                       500                               27,231
Henkel KGaA                                                                   1,626                              119,493
Porsche AG                                                                      200                              129,955
ProSiebensat. 1 Media AG                                                      2,800                               51,608
RWE AG                                                                        1,035                               41,868
Volkswagen AG                                                                 2,700                               73,473
                                                                                                             -----------
(Cost $406,460)                                                                                                  443,628

New Zealand 0.0%
Tenon Ltd.                                                                    3,571                                4,972
(Cost $2,651)

Switzerland 0.0%
Schindler Holding AG                                                             30                                8,529
(Cost $5,888)
                                                                                                             -----------

Total Preferred Stocks (Cost $929,271)                                                                         1,049,077

Rights 0.0%
Belgium 0.0%
Colruyt SA *                                                                    399                                  530
(Cost $168)

Hong Kong 0.0%
Hutchison Telecommunications International*                                     788                                    0
(Cost $0)
                                                                                                             -----------

Total Rights (Cost $168)                                                                                             530

Other 0.0%
United States 0.0%
IShares MSCI EAFE Index Fund
(Cost $39,689)                                                                  280                               39,592

                                                                          Principal
                                                                          Amount ($)                            Value ($)
                                                                          ----------                            ---------

US Government Backed 0.8%
US Treasury Bill, 1.57% **, 12/23/2004 (b)
(Cost $1,947,792)                                                         1,960,000                            1,952,513

                                                                             Shares                             Value ($)
                                                                             ------                             ---------

Cash Equivalents 8.0%
Cash Management Fund Institutional 1.50% (a)
(Cost $19,516,784)                                                       19,516,784                           19,516,784

                                                                                                             -----------
                                                                               % of
                                                                         Net Assets                             Value ($)

Total Investment Portfolio  (Cost $200,137,090)                                95.4                          233,446,173
Other Assets and Liabilities, Net                                               4.6                           11,210,978
                                                                                                             -----------
Net Assets                                                                    100.0                          244,657,151
                                                                                                             ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Cash Management Fund Institutional is an affiliated fund and is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield.

(b) At September 30, 2004, this security, has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Transactions in Securities of Affiliated Issuers. An affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the three months ended September 30, 2004 with companies which are or were affiliates is as follows:

                                          Purchases    Sale            Realized     Divdend
Affiliate                Shares           Cost ($)     Cost ($)     Gain/Loss ($)     Income ($)*               Value ($)
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG            14,356             943,441     104,766           (3,879)         20,802            1,031,831
-------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG           2,800             130,813      -                                 1,449              141,608
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                             1,074,254     104,766           (3,879)         22,251            1,173,439
-------------------------------------------------------------------------------------------------------------------------

* Net of foreign taxes withheld.

ADR: American Depository Receipts

REIT: Real Estate Investment Trust

At September 30, 2004, the EAFE Equity Portfolio had the following sector diversification:
                                                                    As a % of
                                                                   Investment
Sector                                      Value ($)               Portfolio
------------------------------------------------------------------------------
Financials                                    56,316,635                24.1%
------------------------------------------------------------------------------
Consumer Discretionary                        28,782,155                12.2%
------------------------------------------------------------------------------
Industrials                                   20,420,882                 8.8%
------------------------------------------------------------------------------
Energy                                        18,415,479                 7.9%
------------------------------------------------------------------------------
Health Care                                   18,123,678                 7.8%
------------------------------------------------------------------------------
Consumer Staples                              16,235,108                 7.0%
------------------------------------------------------------------------------
Telecommunication Services                    15,486,768                 6.6%
------------------------------------------------------------------------------
Materials                                     14,382,601                 6.2%
------------------------------------------------------------------------------
Information Technology                        13,150,184                 5.6%
------------------------------------------------------------------------------
Utilities                                     10,663,386                 4.6%
------------------------------------------------------------------------------
Total Common and Preferred Stocks            211,976,876                90.8%
------------------------------------------------------------------------------
US Government Backed                           1,952,513                 0.8%
------------------------------------------------------------------------------
Cash Equivalents                              19,516,784                 8.4%
------------------------------------------------------------------------------
Total Investment Portfolio                   233,446,173               100.0%
------------------------------------------------------------------------------

Additional Information:
On September 30, 2004 the Scudder EAFE Equity Index Fund had an proportional ownership interest the the Scudder EAFE Equity Index Portfolio of 100%.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder EAFE Equity Index Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder EAFE Equity Index Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004